Grant and Subsidy Income - Additional Information (Details) $ in Thousands, € in Millions	3 Months Ended		6 Months Ended
	Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)	May 31, 2022 EUR (€)
Grant And Subsidy Income [Abstract]
Grant awarded | €					€ 0.5
Grant income | $	$ 12	$ 0	$ 19	$ 138